Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000130426 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000130426 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | Rocket Companies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000130426 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000130426 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000130426 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130426 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000130426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000130426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130426 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130426 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130426 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064721 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000064721 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | Rocket Companies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064721 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064721 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000064721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000064721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000064721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064721 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064720 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000064720 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | Rocket Companies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064720 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064720 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000064720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000064720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000064720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064720 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001288 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000001288 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | Rocket Companies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000001288 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000001288 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000001288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000001288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000001288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001288 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001288 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001358 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000001358 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000001358 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000001358 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000001358 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000001358 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000001358 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000001358 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000001358 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000001358 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000001358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000001358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000001358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000001358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001358 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001360 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000001360 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000001360 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000001360 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000001360 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000001360 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000001360 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000001360 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000001360 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000001360 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000001360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000001360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000001360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000001360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001360 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001361 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000001361 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000001361 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000001361 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000001361 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000001361 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000001361 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000001361 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000001361 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000001361 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000001361 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000001361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000001361 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001361 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001361 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001361 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000001361 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001361 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130427 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000130427 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000130427 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130427 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130427 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130427 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000130427 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130427 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130427 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130427 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000130427 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000130427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130427 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000130427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130427 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174007 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000174007 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000174007 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000174007 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000174007 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000174007 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000174007 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000174007 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[9]
C000174007 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[9]
C000174007 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[9]
C000174007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000174007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000174007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174007 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000174007 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001371 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000001371 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000001371 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000001371 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000001371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000001371 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000001371 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000001371 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000001371 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]
C000001371 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[10]
C000001371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000001371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000001371 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000001371 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001370 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000001370 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000001370 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000001370 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000001370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000001370 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000001370 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[11]
C000001370 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[11]
C000001370 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[11]
C000001370 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[11]
C000001370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000001370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000001370 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001370 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000001370 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001368 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[12]
C000001368 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000001368 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000001368 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000001368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000001368 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000001368 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000001368 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000001368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[12]
C000001368 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[12]
C000001368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000001368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000001368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001368 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000001368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.